Selling, general and administrative expenses - Schedule of expenses (Details) - CHF (SFr) SFr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Analysis of income and expense [abstract]
Distribution expenses	SFr (85.3)	SFr (71.1)	SFr (164.9)	SFr (142.0)
Selling expenses	(60.8)	(41.2)	(121.5)	(75.6)
Marketing expenses	(89.7)	(70.3)	(170.5)	(131.8)
Share-based compensation	(10.9)	(17.1)	(25.5)	(33.9)
General and administrative expenses	(121.3)	(93.1)	(243.9)	(174.4)
Selling, general and administrative expenses	SFr (368.0)	SFr (292.9)	SFr (726.3)	SFr (557.7)